Note 15 - Stock-based Compensation - Fair Value Assumptions of Stock Options and ESOP (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	0.09%	1.52%	1.48%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	91 days	91 days	91 days
Volatility	37.00%	44.00%	29.00%
Maximum [Member] | Employee Stock Purchase Plan [Member]
Risk-free interest rate	1.57%	2.43%	2.32%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	94 days	94 days	94 days
Volatility	104.00%	58.00%	59.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	5 years	5 years	5 years
Volatility		42.00%
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Risk-free interest rate	0.21%	1.39%	2.51%
Volatility	42.00%		39.00%
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Risk-free interest rate	1.32%	2.43%	2.85%
Volatility	52.00%		42.00%